SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands			1 Months Ended									12 Months Ended
	May 15, 2016 USD ($) shares	Jul. 30, 2015 USD ($) $ / shares shares	Jan. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 30, 2016 USD ($) $ / shares shares	Nov. 15, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Aug. 31, 2016 USD ($) $ / shares shares	Aug. 21, 2016 USD ($) shares	Jun. 30, 2016 $ / shares shares	May 18, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2016 ₪ / shares	Aug. 31, 2016 ₪ / shares	May 15, 2016 ILS (₪) ₪ / shares shares	Dec. 31, 2015 ₪ / shares shares	Apr. 30, 2015 shares
Class of Stock [Line Items]
Authorized grant of options, aggregate amount, shares																		1,500,000
Options granted, maximum number of years before expiration												10 years
Amount of increase in authorized capital | ₪																₪ 675,000
Amount of authorized capital | ₪																₪ 1,125,000
Ordinary shares, shares authorized				37,500,000								37,500,000				37,500,000	15,000,000
Ordinary shares, par value per share | ₪ / shares														₪ 0.03		₪ 0.03	₪ 0.03
Stock issuance, shares				40,000		1,904,762
Equity issuance, price per share | $ / shares				$ 1.17		$ 1.05						$ 1.17
Proceeds from shares issued under initial public offering | $						$ 2,000
Aggregate exercise price of ordinary shares | $													$ 7,430
Stock issuance costs | $						$ 35
Vesting Description												The options will vest as follows: 25% of the options granted to each employee will vest in June 2017; additional 75% shall vest in three equal annual installments of 25% each until June 2020. These options shall be exercisable for 48 months following the date of the vesting.
Debt conversion converted amount | $									$ 102
Debt conversion converted shares									115,700
Accrued interest | $									$ 11
Options available for future grant				513,125								513,125
Unrecognized compensation expense related to non-vested stock options | $				$ 564								$ 564
Unrecognized compensation expense related to non-vested stock options, period												4 years
Minimum [Member]
Class of Stock [Line Items]
Ordinary shares, par value per share | ₪ / shares															₪ 0.015
Maximum [Member]
Class of Stock [Line Items]
Ordinary shares, par value per share | ₪ / shares															₪ 0.03
Initial Public Offering [Member]
Class of Stock [Line Items]
Stock issuance, shares	8,510,638	3,455,284
Equity issuance, price per share | $ / shares		$ 2.46
Proceeds from shares issued under initial public offering | $	$ 4,000	$ 8,500
Stock issuance costs | $	$ 169	$ 1,070
Employees and officers [Member]
Class of Stock [Line Items]
Stock issuance, shares										984,375
Equity issuance, price per share | $ / shares										$ 0.9
Employees and officers [Member] | Vesting In Three Equal Annual Installments [Member]
Class of Stock [Line Items]
Vesting percentage of options										75.00%
Employees and officers [Member] | Vesting In June 2017 [Member]
Class of Stock [Line Items]
Vesting percentage of options										25.00%
Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock issuance, shares										168,750
Equity issuance, price per share | $ / shares										$ 0.90
Options vested					126,563
New Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock issuance, shares										68,750
Equity issuance, price per share | $ / shares										$ 1.16
Vesting period										4 years
New Chief Executive Officer [Member] | Vested Immediately [Member]
Class of Stock [Line Items]
Stock issuance, shares					150,000
Equity issuance, price per share | $ / shares					$ 1.16
Investor [Member]
Class of Stock [Line Items]
Warrants issued, term, years											24 months
Ordinary shares on a cashless basis upon warrants exercise					2,127,660			531,915
Stock issuance, shares											4,255,319
Equity issuance, price per share | $ / shares					$ 0.47			$ 0.47			$ 0.47
Aggregate exercise price of ordinary shares | $					$ 1,000			$ 250			$ 2,000
Investor [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Ordinary shares on a cashless basis upon warrants exercise			531,915
Equity issuance, price per share | $ / shares			$ 0.47
Aggregate exercise price of ordinary shares | $			$ 250
Investor One [Member]
Class of Stock [Line Items]
Warrants issued, term, years											48 months
Stock issuance, shares											3,636,363
Equity issuance, price per share | $ / shares											$ 0.55
Aggregate exercise price of ordinary shares | $											$ 2,000
Consultant [Member]
Class of Stock [Line Items]
Warrants issued, term, years											18 months
Ordinary shares on a cashless basis upon warrants exercise							106,383
Stock issuance, shares											510,638
Equity issuance, price per share | $ / shares							$ 0.47				$ 0.47
Aggregate exercise price of ordinary shares | $							$ 50